Share-Based Compensation Options, Additional Disclosures (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	540,292	774,960	741,187
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 7.53	$ 6.98	$ 5.29
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	1,557,750	649,200	523,845
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value	$ 11,232	$ 5,633	$ 5,970
Proceeds from Stock Options Exercised	12,694	2,874	1,604
Employee Service Share-based Compensation, Tax Benefit Realized from Exercise of Stock Options	$ 3,349	$ 1,950	$ 2,255